Investments - Schedule of Cost Less Impairment Transaction Prices Based on Orderly Transactions for the Identical or Similar Investments (Details) - Coinshares International Limited [Member] - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Carrying Value	$ 17,868	$ 18,759	$ 18,759
Increases (Decreases) in Carrying Value, Period to date	(891)		11,590
Increases (Decreases) in Carrying Value, Cumulative	$ 13,068	$ 13,959	$ 13,959